Income Tax	6 Months Ended
May 31, 2025
Income Tax [Abstract]
INCOME TAX
12.	INCOME TAX

British Virgin Islands

The Company is incorporated in the British Virgin Islands and is not subject to taxation. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Entities incorporated in Hong Kong are subject to Hong Kong profits tax at a rate of 16.5% for taxable income earned in Hong Kong before April 1, 2018. Starting from the financial year commencing on April 1, 2018, the two-tiered profits tax regime took effect, under which the tax rate is 8.25% for assessable profits on the first HK$2 million and 16.5% for any assessable profits in excess of HK$2 million.

The Group’s Hong Kong subsidiaries, IJL and ITL, are subject to Hong Kong profits tax on their taxable income as reported in their statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. For these subsidiaries, the first HK$2 million of assessable profits are taxed at 8.25% and the remaining assessable profits are taxed at 16.5%.

No provision for taxation in Hong Kong has been made as there was no assessable profit arising in or derived from Hong Kong during the period ended May 31, 2025.

Deferred tax:

The deferred tax assets which are principally comprised of provision of credit losses. The movement of recognized deferred tax assets were as follows:

	As of
	November 30, 2024 (Audited)	May 31, 2025 (Unaudited)	May 31, 2025 (Unaudited)
Deferred tax assets:	HK$	HK$	US$
Balance, beginning of the year/ period	355,566	1,159,587	149,038
Addition	804,021	82,500	9,373
Balance, end of the year/ period	1,159,587	1,242,087	158,411

As of May 31, 2025 and November 30, 2024, the Group had taxes payables of HK$2,932,183 (US$373,960) and HK$2,932,183, respectively.